Other financial assets (Details) - AUD ($) $ in Millions	Sep. 30, 2023	Sep. 30, 2022
Other financial assets
Accrued interest receivable	$ 1,996	$ 1,266
Securities sold not delivered	2,905	2,521
Trade debtors	333	619
Interbank lending	97	223
Clearing and settlement balances	454	477
Accrued fees and commissions	289	369
Other	145	151
Total other financial assets	6,219	5,626
Parent Entity
Other financial assets
Accrued interest receivable	1,780	1,123
Securities sold not delivered	2,905	2,521
Trade debtors	282	503
Interbank lending	95	218
Clearing and settlement balances	445	447
Accrued fees and commissions	161	265
Other	144	151
Total other financial assets	$ 5,812	$ 5,228